UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES -

SMITH BARNEY INTERNATIONAL FUND

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.1%
Australia - 3.4%
196,233	Australia & New Zealand Banking Group Ltd.	$3,137,611
35,414	National Australia Bank Ltd.	814,854

		3,952,465

Belgium - 1.1%
48,795	Fortis*	1,318,366

Denmark - 0.3%
8,500	TDC A/S	353,246

Finland - 3.5%
73,720	Nokia Oyj	1,128,715
106,058	Stora Enso Oyj, Class R Shares*	1,530,225
70,317	UPM-Kymmene Oyj	1,489,827

		4,148,767

France - 11.1%
16,993	Accor S.A.	744,920
49,698	BNP Paribas S.A.*	3,593,886
19,010	Bouygues S.A.*	745,975
44,028	Credit Agricole S.A.*	1,314,484
11,690	European Aeronautic Defence and Space Co.*	358,220
26,176	France Telecom S.A.*	823,310
9,186	Pinault-Printemps-Redoute S.A.*	970,158
10,005	Renault S.A.	819,490
5,325	Sanofi-Aventis	397,461
4,913	Schneider Electric S.A.*	376,002
13,013	Total S.A.*	2,798,787

		12,942,693

Germany - 8.5%
16,260	Altana AG*	953,643
34,931	Bayer AG	1,142,613
38,367	DaimlerChrysler AG	1,747,617
13,905	E.ON AG	1,247,833
7,053	Henkel KGAA-Vorzug	633,774
3,493	Lanxess AG+	67,659
35,448	Metro AG	1,855,606
10,649	RWE AG	614,973
25,276	Schering AG	1,713,015

		9,976,733

Hong Kong - 1.1%
193,000	Henderson Land Development Co., Ltd.*	914,424
44,000	Swire Pacific Ltd.	345,515

		1,259,939

See Notes to Schedule of Investments.

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Ireland - 2.2%
109,416	Allied Irish Banks PLC	$2,173,799
23,929	Bank of Ireland	381,077

		2,554,876

Italy - 6.6%
161,144	Eni S.p.A.*	3,929,184
157,875	SanPaolo IMI S.p.A*	2,206,469
294,103	UniCredito Italiano S.p.A.	1,620,551

		7,756,204

Japan - 23.2%
23,000	Bridgestone Corp.	450,571
13,800	Canon Inc.	717,126
274	Dentsu Inc.	693,309
97	East Japan Railway Co.	522,583
32,700	Fuji Photo Film Co., Ltd.	1,185,423
170,000	Fujitsu, Ltd.	989,743
20,700	Honda Motor Co., Ltd.*	1,085,891
63,000	Kao Corp.	1,466,280
55,000	Komatsu, Ltd.	407,399
53,000	Konica Minolta Holdings Inc.*+	665,209
20,000	Matsushita Electric Industrial Co., Ltd.*	297,919
110,000	Mitsubishi Electric Corp.	540,235
270,000	Mitsui Sumitomo Insurance Co., Ltd.	2,369,553
9,700	Nintendo Co., Ltd.*	1,096,632
124,000	Nippon Steel Corp.	300,843
321	NTT DoCoMo, Inc.*	558,477
89,000	Ricoh Co., Ltd.*	1,568,017
29,000	Sankyo Co., Ltd.	643,653
9,000	Secom Co., Ltd.	358,813
19,300	Seven-Eleven Japan Co., Ltd.	583,526
162,000	Sumitomo Chemical Co., Ltd	838,938
155,000	Sumitomo Corp.	1,330,440
89,000	Sumitomo Electric Industries, Ltd.	973,003
49,200	Takeda Pharmaceutical Co., Ltd.	2,338,064
9,890	Takefuji Corp.	693,386
24,000	THK Co., Ltd.*	477,367
48,000	Toppan Printing Co., Ltd.*	514,432
70,000	Toyota Motor Corp.	2,734,905
199	West Japan Railway Co.*	785,554

		27,187,291

Luxembourg - 1.4%
77,303	Arcelor*	1,729,348

Netherlands - 6.0%
16,592	DSM N.V.	1,032,484

See Notes to Schedule of Investments.

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Netherlands - 6.0% (continued)
13,548	Heineken N.V.*+	$464,547
13,386	ING Groep N.V.	386,791
148,166	Koninklijke (Royal) KPN N.V.	1,424,209
82,271	TPG N.V.	2,260,367
13,143	Unilever N.V.	857,721
22,287	VNU N.V.	652,201

		7,078,320

Norway - 0.6%
68,600	Telenor ASA	631,759

Singapore - 1.4%
76,000	Oversea-Chinese Banking Corp. Ltd.	636,536
121,000	United Overseas Bank Ltd.	1,028,109

		1,664,645

Spain - 1.5%
74,959	Endesa, S.A.*	1,709,845

Sweden - 1.3%
15,931	Atlas Copco AB, Class A Shares	743,674
18,543	Electrolux AB, Series B*	395,409
21,630	Securitas AB - Class B Shares	342,048

		1,481,131

Switzerland - 4.1%
41,628	Clariant AG	684,666
57,271	Credit Suisse Group	2,313,869
11,076	Zurich Financial Services AG	1,848,671

		4,847,206

United Kingdom - 21.8%
45,830	AstraZeneca PLC	1,723,483
304,713	BP PLC	3,022,287
76,022	British American Tobacco PLC+	1,316,945
44,266	British Sky Broadcasting Group PLC	471,512
99,027	Diageo PLC	1,350,205
76,031	GlaxoSmithKline PLC	1,688,833
24,721	GUS PLC	448,603
84,981	HBOS PLC	1,356,126
64,833	InterContinental Hotels Group PLC	815,932
303,425	International Power PLC+	960,850
47,955	National Grid Transco PLC	467,333
21,249	Next PLC	629,227
89,285	Royal Bank of Scotland Group PLC	2,958,677
222,501	The Sage Group PLC	828,441
62,400	Scottish & Southern Energy PLC	1,046,066
109,233	Smiths Group PLC	1,730,098
47,617	Tompkins PLC	242,448

See Notes to Schedule of Investments.

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
United Kingdom - 21.8% (continued)
1,712,743	Vodafone Group PLC	$4,435,522

		25,492,588

	TOTAL COMMON STOCK (Cost - $94,675,644)	116,085,422

SHORT TERM INVESTMENTS - 22.4%

FACE AMOUNT
Repurchase Agreement - 1.0%
$1,169,000	Goldman Sachs., dated 1/31/05, 2.490% due 2/1/05; Proceeds at maturity - $1,169,081; (Fully collateralized by U.S. Government Treasury Inflation Bonds, 2.375% to 3.875% due 1/15/25 to 4/15/32; Market value - $1,192,380) (Cost - $1,169,000)	1,169,000

SHARES
Securities Purchased from Securities Lending Collateral - 21.4%
25,024,135	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $25,024,135)	25,024,135

	TOTAL SHORT TERM INVESTMENTS (Cost - $26,193,135)	26,193,135

	TOTAL INVESTMENTS - 121.5% (Cost - $120,868,779**)	142,278,557
	Liabilities in Excess of Other Assets - (21.5)%	(25,163,475)

	TOTAL NET ASSETS - 100%	$117,115,082

* All or a portion of this security is on loan. + Non-income producing security. ** Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Security Type***
Financials	26.8%
Consumer Discretionary	15.1
Industrials	10.2
Energy	8.3
Healthcare	8.1
Telecommunication Services	7.6
Materials	7.5
Consumer Staples	5.7
Utilities	5.2
Information Technology	4.5
Repurchase Agreement	1.0

100.0%

***	As a percentage of total investments (excluding Securities Purchased from Securities Lending Collateral). Please note that Fund holdings are as of January 31, 2005 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney International Fund (“Fund”) is a separate diversified investment fund of the Smith Barney Investment Series (“Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following is a summary of the significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any

Notes to Schedule of Investments (unaudited) (continued)

losses in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation.

(e) Investment Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,104,256
Gross unrealized depreciation	(694,478)

Net unrealized appreciation	$21,409,778

At January 31, 2005, the Fund loaned securities having a market value of $23,977,589. The Fund received cash collateral amounting to $25,024,135, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a rule 2A-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 31, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: March 31, 2005